UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08266

Exact name of registrant as specified in charter:	The India Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments – The schedule of investments for the three-month period ended September 30, 2018 is filed herewith.

Portfolio of Investments (unaudited)

As of September 30, 2018

	Shares or Principal Amount	Value
LONG-TERM INVESTMENTS (101.0%)
COMMON STOCKS (101.0%)
INDIA (99.0%)
Communication Services (2.3%)
Bharti Airtel Ltd.(a)	1,839,000	$8,627,044
Bharti Infratel Ltd.(a)	2,000,161	7,236,413

		15,863,457

Consumer Discretionary (7.2%)
Bosch Ltd.(a)	75,695	20,715,278
Hero MotoCorp Ltd.(a)	541,000	21,745,524
Maruti Suzuki India Ltd.(a)	64,000	6,464,593

		48,925,395

Consumer Staples (20.2%)
Emami Ltd.(a)	1,046,000	7,101,812
Godrej Agrovet Ltd.(a)(b)	976,080	6,961,323
Godrej Consumer Products Ltd.(a)	2,354,867	25,148,707
Hindustan Unilever Ltd.(a)	1,256,000	27,827,799
ITC Ltd.(a)	8,932,000	36,831,611
Jyothy Laboratories Ltd.(a)	4,554,940	12,306,080
Nestle India Ltd.(a)	165,800	22,144,268

		138,321,600

Energy (1.0%)
Aegis Logistics Ltd.(a)	2,500,000	6,934,160

Financials (20.8%)
Aditya Birla Capital Ltd.(a)(c)	2,660,274	4,221,914
Bandhan Bank Ltd.(a)(b)	1,193,721	9,339,745
HDFC Bank Ltd.(a)	772,000	21,350,270
Housing Development Finance Corp. Ltd.(a)	2,763,000	66,709,508
Kotak Mahindra Bank Ltd.(a)	1,961,000	30,746,352
Max Financial Services Ltd.(a)(c)	1,020,000	5,798,680
SBI Life Insurance Co. Ltd.(a)(b)	615,000	4,351,407

		142,517,876

Health Care (10.1%)
GlaxoSmithKline Pharmaceuticals Ltd.(a)	328,214	6,498,816
Piramal Enterprises Ltd.(a)	796,483	25,261,599
Sanofi India Ltd.(a)	151,170	13,133,304
Sun Pharmaceutical Industries Ltd.(a)	1,996,322	17,163,681
Syngene International Ltd.(a)(b)	830,000	7,114,910

		69,172,310

Industrials (5.5%)
ABB India Ltd.(a)	444,280	8,681,613
Container Corp. Of India Ltd.(a)	2,753,000	23,928,720
Thermax Ltd.(a)	370,687	4,953,575

		37,563,908

See Notes to Portfolio of Investments.

The India Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of September 30, 2018

	Shares or Principal Amount	Value
Information Technology (16.7%)
Cyient Ltd.(a)	302,531	$3,131,402
Infosys Ltd.(a)	2,884,854	29,046,242
Mphasis Ltd.(a)	1,577,772	25,494,059
Tata Consultancy Services Ltd.(a)	1,876,366	56,585,116

		114,256,819

Materials (13.8%)
Ambuja Cements Ltd.(a)	2,271,000	7,027,377
Asian Paints Ltd.(a)	1,478,880	26,294,272
Castrol (India) Ltd.(a)	2,600,000	5,112,854
Grasim Industries Ltd.(a)	1,325,230	18,566,232
Shree Cement Ltd.(a)	49,000	11,490,166
UltraTech Cement Ltd.(a)	457,000	25,663,094

		94,153,995

Real Estate (1.4%)
Godrej Properties Ltd.(a)(c)	580,000	4,729,806
Prestige Estates Projects Ltd.(a)	1,770,000	5,146,834

		9,876,640

		677,586,160

UNITED STATES (2.0%)
Information Technology (2.0%)
Cognizant Technology Solutions Corp., Class A	183,000	14,118,450

Total Common Stocks		691,704,610

SHORT-TERM INVESTMENT (0.5%)
UNITED STATES (0.5%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.94%(d)	3,159,248	3,159,248

Total Short-Term Investment		3,159,248

Total Investments (Cost $382,856,048) - 101.5%		694,863,858

Liabilities in Excess of Other Assets - (1.5)%		(10,335,377)

Net Assets - 100.0%		$684,528,481

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)	Denotes a security issued under Regulation S or Rule 144A.

(c)	Non-income producing security.

(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of Sepetember 30, 2018.

See Notes to Portfolio of Investments.

The India Fund, Inc.

Notes to Portfolio of Investments (unaudited)

September 30, 2018

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors (the “Board”). A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information

The India Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

September 30, 2018

available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1- Quoted Prices ($)	Level 2-Other Significant Observable Inputs ($)	Level 3-Significant Unobservable Inputs ($)	Total ($)

Investments, at Value
Investments in Securities
Common Stocks	$14,118,450	$677,586,160	$—	$691,704,610
Short-Term Investment	3,159,248	—	—	3,159,248

Total	$17,277,698	$677,586,160	$—	$694,863,858

Amounts listed as “—” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each fiscal period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended September 30, 2018, securities issued by ABB India Ltd., Aegis Logistics Ltd., Ambuja Cements Ltd., Castrol (India) Ltd., Godrej Agrovet Ltd., Hindustan Unilever Ltd., ITC Ltd., Sanofi India Ltd., Shree Cement Ltd., Sun Pharmaceutical Industries Ltd., Syngene International Ltd. and Thermax Ltd. at the values of $8,681,613, $6,934,160, $7,027,377, $5,112,854, $6,961,323, $27,827,799, $36,831,611, $13,133,304, $11,490,166, $17,163,681, $7,114,910 and 4,953,575, respectively, transferred from Level 1 to Level 2 because a valuation factor was applied at September 30, 2018. For the period ended September 30, 2018, there were no significant changes to the fair valuation methodologies.

The India Fund, Inc.

Item 2.	Controls and Procedures

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The India Fund, Inc.;

By:	/s/ Alan Goodson
Alan Goodson, Principal Executive Officer of The India Fund, Inc.

Date: November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson, Principal Executive Officer of The India Fund, Inc.

Date: November 27, 2018

By:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of The India Fund, Inc.

Date: November 27, 2018